CONSOLIDATED STATEMENTS OF FINANCIAL POSITION ₪ in Thousands, $ in Thousands		Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)
Current assets
Cash and cash equivalents | ₪			₪ 113,062	₪ 129,577
Financial assets at fair value through profit or loss | ₪			143,514	104,921
Trade receivables | ₪			85,943	80,227
Other receivables and prepaid expenses | ₪			5,996	4,795
Inventories | ₪			39,899	41,877
Current tax assets | ₪			6,760	5,443
Total current assets | ₪			395,174	366,840
Non-current assets
Property, plant and equipment | ₪			78,598	77,204
Less-accumulated depreciation | ₪			37,389	34,963
Property, plant and equipment. net | ₪			41,209	42,241
Goodwill | ₪			36	36
Deferred taxes | ₪			503	2,354
Total non-current assets | ₪			41,748	44,631
Total assets | ₪			436,922	411,471
Current liabilities
Trade payables | ₪			12,800	14,832
Employees Benefits | ₪			2,147	2,253
Other payables and accrued expenses | ₪			5,246	2,533
Total current liabilities | ₪			20,193	19,618
Non-current liabilities
Retirement benefit obligation | ₪			1,148	849
Total non-current liabilities | ₪			1,148	849
Shareholders' equity
Share capital | ₪			1,425	1,425
Additional paid in capital | ₪			128,354	128,354
Capital fund | ₪			247	247
Retained earnings | ₪			286,509	261,486
Capital Fund measurement of the net liability in respect of defined benefit | ₪			(954)	(508)
Equity attributable to Shareholders' of the Company | ₪			415,581	391,004
Total equity and liabilities | ₪			₪ 436,922	₪ 411,471
US Dollars [Member]
Current assets
Cash and cash equivalents | $	[1]	$ 32,611
Financial assets at fair value through profit or loss | $	[1]	41,394
Trade receivables | $	[1]	24,789
Other receivables and prepaid expenses | $	[1]	1,729
Inventories | $	[1]	11,508
Current tax assets | $	[1]	1,951
Total current assets | $	[1]	113,982
Non-current assets
Property, plant and equipment | $	[1]	22,670
Less-accumulated depreciation | $	[1]	10,784
Property, plant and equipment. net | $	[1]	11,886
Goodwill | $	[1]	10
Deferred taxes | $	[1]	145
Total non-current assets | $	[1]	12,041
Total assets | $	[1]	126,023
Current liabilities
Trade payables | $	[1]	3,692
Employees Benefits | $	[1]	619
Other payables and accrued expenses | $	[1]	1,514
Total current liabilities | $	[1]	5,825
Non-current liabilities
Retirement benefit obligation | $	[1]	331
Total non-current liabilities | $	[1]	331
Shareholders' equity
Share capital | $	[1]	411
Additional paid in capital | $	[1]	37,022
Capital fund | $	[1]	71
Retained earnings | $	[1]	82,639
Capital Fund measurement of the net liability in respect of defined benefit | $	[1]	(275)
Equity attributable to Shareholders' of the Company | $	[1]	119,868
Total equity and liabilities | $	[1]	$ 126,024

[1]	Convenience Translation into US Dollars.